Total
Zeo Short Duration Income Fund
ZEO SHORT DURATION INCOME FUND
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Zeo Short Duration Income Fund Zeo Short Duration Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Zeo Short Duration Income Fund Zeo Short Duration Income Fund Class I
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and/or Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Reimbursement	0.99%	[2]
[1]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2022 so that the total annual operating expenses ((excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) of the Fund is 0.99%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the adviser.
[2]	Restated to reflect current expenses.

ZEO SHORT DURATION INCOME FUND

Class I Shares	ZEOIX

(a series of Northern Lights Fund Trust (the “Trust”)

Supplement dated April 19, 2022 to the Prospectus and

Statement of Additional Information dated August 28, 2021

______________________________________________

Effective May 1, 2022, the team at Zeo Capital Advisors, LLC (“Zeo”), the investment adviser to the Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund (each a “Fund”, collectively referred to as the “Funds”), including the portfolio managers of the Funds, will be joining Osterweis Capital Management (“OCM”), located at One Maritime Plaza, Suite 800, San Francisco, California 94111. OCM will also be acquiring certain business assets of Zeo as part of an asset purchase agreement between the two firms.

In preparation for this transition, Zeo provided written notice to the Trust on March 23, 2022 that pursuant to the terms of its investment advisory agreement with the Trust (the “Previous Advisory Agreement”), it was resigning as investment adviser to the Funds effective April 30, 2022. At a virtual telephonic meeting held on April 14, 2022, the Trust’s Board of Trustees approved an interim investment advisory agreement between OCM and the Trust, on behalf of the Funds (the “Interim Agreement”), in order to provide for the uninterrupted management of the Funds, and a new investment advisory agreement with OCM, subject to shareholder approval.

In connection with the Interim Agreement, the Funds’ investment objectives, strategies, guidelines and portfolio managers will not change. Venkatesh Reddy will continue to serve as portfolio manager and Marcus Moore, CPA will continue to serve as assistant portfolio manager of the Funds under OCM. The terms of the Interim Agreement are identical in all material respects to those of the Previous Advisory Agreement, except for the term of the Interim Agreement, as is described below, and the investment management fees payable under the Interim Agreement will be escrowed until each Fund’s shareholders approve a new investment advisory agreement. Pursuant to the Interim Agreement, OCM will manage the Fund’s investments on a day-to-day basis and will employ the same investment strategies as the previous adviser in managing the Fund’s assets. The Interim Agreement will take effect on May 1, 2022 and has a term ending the earlier of 150 days or the date that a new investment advisory agreement is approved by shareholders representing a majority (as defined under the Investment Company Act of 1940, as amended) of shares of each Fund.

Investors should anticipate receiving a proxy statement soliciting their approval of the new investment advisory agreement between the Trust, on behalf of the Funds, and OCM in the near future.  If shareholders of the Funds do not approve the investment advisory agreement within the 150-day period of the Interim Agreement, the Board will take such action as it deems necessary and in the best interests of the Funds and its shareholders. No shareholder action is necessary at this time.  More detailed information will be provided in a forthcoming proxy statement.  When you receive your proxy statement, please review it carefully and cast your vote.  This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

Accordingly, all references to Zeo Capital Advisors, LLC in the Funds’ Prospectus and Statement of Additional Information are hereby deleted and replaced by Osterweis Capital Management, LLC as of May 1, 2022.

________________________________

Also, effective May 1, 2022, the Funds will be discontinuing the redemption fee on Fund shares redeemed within 30 days of purchase. Accordingly, all references to the redemption fee are hereby deleted and the fee tables are revised as follows:

Zeo Short Duration Income Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and Reimbursement (1)	(0.06)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Reimbursement (2)	0.99%
(1)	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2022 so that the total annual operating expenses ((excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) of the Fund is 0.99%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the adviser.
(2)	Restated to reflect current expenses.

* * * * * *

This Supplement, the Prospectus and the Statement of Additional Information dated August 28, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Statement of Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Funds at 1-855-936-3863.

Zeo Sustainable Credit Fund
ZEO SUSTAINABLE CREDIT FUND
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Zeo Sustainable Credit Fund Zeo Sustainable Credit Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Zeo Sustainable Credit Fund Zeo Sustainable Credit Fund Class I
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.66%
Fee Waiver and/or Reimbursement	(0.67%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Reimbursement	0.99%	[2]
[1]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2022 so that the total annual operating expenses ((excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) of the Fund is 0.99%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the adviser.
[2]	Restated to reflect current expenses.

ZEO SUSTAINABLE CREDIT FUND

Class I Shares	ZSRIX

(a series of Northern Lights Fund Trust (the “Trust”)

Supplement dated April 19, 2022 to the Prospectus and

Statement of Additional Information dated August 28, 2021

______________________________________________

Effective May 1, 2022, the team at Zeo Capital Advisors, LLC (“Zeo”), the investment adviser to the Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund (each a “Fund”, collectively referred to as the “Funds”), including the portfolio managers of the Funds, will be joining Osterweis Capital Management (“OCM”), located at One Maritime Plaza, Suite 800, San Francisco, California 94111. OCM will also be acquiring certain business assets of Zeo as part of an asset purchase agreement between the two firms.

In preparation for this transition, Zeo provided written notice to the Trust on March 23, 2022 that pursuant to the terms of its investment advisory agreement with the Trust (the “Previous Advisory Agreement”), it was resigning as investment adviser to the Funds effective April 30, 2022. At a virtual telephonic meeting held on April 14, 2022, the Trust’s Board of Trustees approved an interim investment advisory agreement between OCM and the Trust, on behalf of the Funds (the “Interim Agreement”), in order to provide for the uninterrupted management of the Funds, and a new investment advisory agreement with OCM, subject to shareholder approval.

In connection with the Interim Agreement, the Funds’ investment objectives, strategies, guidelines and portfolio managers will not change. Venkatesh Reddy will continue to serve as portfolio manager and Marcus Moore, CPA will continue to serve as assistant portfolio manager of the Funds under OCM. The terms of the Interim Agreement are identical in all material respects to those of the Previous Advisory Agreement, except for the term of the Interim Agreement, as is described below, and the investment management fees payable under the Interim Agreement will be escrowed until each Fund’s shareholders approve a new investment advisory agreement. Pursuant to the Interim Agreement, OCM will manage the Fund’s investments on a day-to-day basis and will employ the same investment strategies as the previous adviser in managing the Fund’s assets. The Interim Agreement will take effect on May 1, 2022 and has a term ending the earlier of 150 days or the date that a new investment advisory agreement is approved by shareholders representing a majority (as defined under the Investment Company Act of 1940, as amended) of shares of each Fund.

Investors should anticipate receiving a proxy statement soliciting their approval of the new investment advisory agreement between the Trust, on behalf of the Funds, and OCM in the near future.  If shareholders of the Funds do not approve the investment advisory agreement within the 150-day period of the Interim Agreement, the Board will take such action as it deems necessary and in the best interests of the Funds and its shareholders. No shareholder action is necessary at this time.  More detailed information will be provided in a forthcoming proxy statement.  When you receive your proxy statement, please review it carefully and cast your vote.  This Supplement is not a proxy and is not soliciting any proxy, which can only be done by means of a proxy statement.

Accordingly, all references to Zeo Capital Advisors, LLC in the Funds’ Prospectus and Statement of Additional Information are hereby deleted and replaced by Osterweis Capital Management, LLC as of May 1, 2022.

________________________________

Also, effective May 1, 2022, the Funds will be discontinuing the redemption fee on Fund shares redeemed within 30 days of purchase. Accordingly, all references to the redemption fee are hereby deleted and the fee tables are revised as follows:

Zeo Sustainable Credit Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.66%
Fee Waiver and/or Reimbursement(1)	(0.67)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Reimbursement (2)	0.99%
(1)	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2022 so that the total annual operating expenses ((excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) of the Fund is 0.99%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the adviser.
(2)	Restated to reflect current expenses.

* * * * * *

This Supplement, the Prospectus and the Statement of Additional Information dated August 28, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and Statement of Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Funds at 1-855-936-3863.